UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2012

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ruth A. Benben
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Ruth A. Benben  Milwaukee, Wisconsin  October 3, 2012

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$299,382

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iSHARES TR DJ US ENERGY                         464287796      221  5251.00 SH       SOLE                  5251.00
A T & T INC NEW                com              00206R102      254  6741.00 SH       SOLE                  6741.00
ABBOTT LABORATORIES            com              002824100      341  4976.00 SH       SOLE                  4976.00
ADOBE SYSTEMS INC              com              00724f101     6818 210220.00SH       SOLE                210220.00
AMETEK INC NEW                 com              031100100    10227 288493.50SH       SOLE                288493.50
ANSYS INC                      com              03662q105     9769 133093.00SH       SOLE                133093.00
APOLLO GROUP INC CL A          com              037604105     3368 115930.00SH       SOLE                115930.00
AUTO DATA PROCESSING           com              053015103     7620 129899.80SH       SOLE                129899.80
BALCHEM CORP                   com              057665200     6044 164551.00SH       SOLE                164551.00
BB&T CORPORATION               com              054937107     8878 267741.00SH       SOLE                267741.00
BERKSHIRE HATHAWAY B NEW CLASS com              084670702      247  2800.00 SH       SOLE                  2800.00
C H ROBINSON WORLDWD NEW       com              12541w209     6020 102756.98SH       SOLE                102756.98
CERNER CORP                    com              156782104     5385 69580.00 SH       SOLE                 69580.00
CHURCH & DWIGHT CO INC         com              171340102     6164 114175.00SH       SOLE                114175.00
CISCO SYSTEMS INC              com              17275r102      205 10710.00 SH       SOLE                 10710.00
COCA COLA COMPANY              com              191216100      211  5572.00 SH       SOLE                  5572.00
COVANCE INC                    com              222816100     6276 134415.00SH       SOLE                134415.00
DANAHER CORP DEL               com              235851102    10849 196710.05SH       SOLE                196710.05
E M C CORP MASS                com              268648102     5827 213665.00SH       SOLE                213665.00
EBAY INC.                      com              278642103     5195 107400.00SH       SOLE                107400.00
ECOLAB INC                     com              278865100     9698 149641.70SH       SOLE                149641.70
ENTERPRISE PRD PRTNRS LP       com              293792107      241  4495.60 SH       SOLE                  4495.60
EXPEDITORS INTL WASH           com              302130109     5531 152160.00SH       SOLE                152160.00
EXXON MOBIL CORPORATION        com              30231g102     1087 11891.00 SH       SOLE                 11891.00
FASTENAL CO                    com              311900104     5653 131495.00SH       SOLE                131495.00
FISERV INC                     com              337738108    11205 151352.00SH       SOLE                151352.00
GENERAL ELECTRIC COMPANY       com              369604103      483 21264.00 SH       SOLE                 21264.00
GOOGLE INC CLASS A             com              38259p508     8812 11679.00 SH       SOLE                 11679.00
IDEXX LABS INC.                com              45168d104     3625 36490.00 SH       SOLE                 36490.00
ILLINOIS TOOL WORKS INC        com              452308109     9368 157530.15SH       SOLE                157530.15
JACOBS ENGINEERING GROUP       com              469814107     7498 185465.00SH       SOLE                185465.00
JOHNSON & JOHNSON              com              478160104     1229 17834.00 SH       SOLE                 17834.00
KINDER MORGAN ENERGY LP UNIT L com              494550106      206  2500.00 SH       SOLE                  2500.00
MICROSOFT CORP                 com              594918104     8426 283132.26SH       SOLE                283132.26
NBT BANCORP                    com              628778102      336 15211.00 SH       SOLE                 15211.00
NUANCE COMMUNICATIONS INC      com              67020y100     5434 218325.00SH       SOLE                218325.00
ORACLE CORPORATION             com              68389x105     9401 298809.49SH       SOLE                298809.49
PEPSICO INCORPORATED           com              713448108      800 11300.82 SH       SOLE                 11300.82
PFIZER INCORPORATED            com              717081103      460 18501.00 SH       SOLE                 18501.00
PRIVATEBANCORP INC             com              742962103     6397 400055.66SH       SOLE                400055.66
PROCTER & GAMBLE               com              742718109     1099 15842.00 SH       SOLE                 15842.00
QUALCOMM INC                   com              747525103     8455 135350.40SH       SOLE                135350.40
RESMED INC                     com              761152107    10033 247920.00SH       SOLE                247920.00
ROVI CORPORATION               com              779376102     2872 197915.00SH       SOLE                197915.00
SCHLUMBERGER LTD F             com              806857108     7714 106643.86SH       SOLE                106643.86
STARBUCKS CORP                 com              855244109     8079 159315.00SH       SOLE                159315.00
STERICYCLE INC                 com              858912108     8875 98088.00 SH       SOLE                 98088.00
STRATASYS INC                  com              862685104     5823 107044.00SH       SOLE                107044.00
STRYKER CORP                   com              863667101     7945 142741.08SH       SOLE                142741.08
SYSCO CORPORATION              com              871829107      261  8335.00 SH       SOLE                  8335.00
T J X COS INC                  com              872540109     6624 147893.00SH       SOLE                147893.00
TARGET CORPORATION             com              87612e106     9182 144666.56SH       SOLE                144666.56
U S BANCORP DEL NEW            com              902973304     9375 273332.99SH       SOLE                273332.99
WALGREEN COMPANY               com              931422109     8663 237720.47SH       SOLE                237720.47
WATERS CORP                    com              941848103     8574 102894.00SH       SOLE                102894.00